UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       SHORT-TERM INCOME FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------
                                                                FACE AMOUNT/
                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 57.3%
---------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 19.0%
        5.375%, 07/17/09                                         $ 3,000,000     $ 3,031,998
        4.625%, 11/21/08                                           3,000,000       2,977,830
        4.125%, 04/18/08                                           1,100,000       1,086,018
        3.875%, 08/22/08                                           2,000,000       1,959,766
        2.750%, 03/14/08                                           2,000,000       1,937,198
        2.625%, 07/15/08                                           2,000,000       1,920,564
                                                                                 -----------
                                                                                  12,913,374
                                                                                 -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 16.3%
        5.750%, 04/15/08                                           1,100,000       1,112,056
        5.750%, 03/15/09                                           1,000,000       1,018,180
        4.875%, 02/17/09                                           2,000,000       1,997,152
        4.625%, 12/19/08                                           3,000,000       2,978,553
        3.875%, 06/15/08                                           2,000,000       1,963,860
        3.625%, 09/15/08                                           2,000,000       1,950,068
                                                                                 -----------
                                                                                  11,019,869
                                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.0%
        6.375%, 06/15/09                                           2,000,000       2,072,540
        6.000%, 05/15/08                                           1,000,000       1,015,380
        5.750%, 02/15/08                                             700,000         706,510
        5.375%, 08/15/09                                           1,000,000       1,012,112
        5.250%, 01/15/09                                           1,500,000       1,509,495
        4.875%, 04/15/09                                           2,000,000       1,997,450
        4.500%, 10/15/08                                           3,000,000       2,974,359
        4.250%, 05/15/09                                           2,000,000       1,968,070
        3.875%, 07/15/08                                           1,100,000       1,079,255
        3.125%, 12/15/07                                             600,000         586,444
                                                                                 -----------
                                                                                  14,921,615
                                                                                 -----------

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $39,121,181)                                                        38,854,858
                                                                                 -----------
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 40.2%
---------------------------------------------------------------------------------------------
    U.S. Treasury Bills (A)
        5.062%, 01/11/07 (B)                                         300,000         296,002
        4.658%, 10/19/06 (C)                                      27,000,000      26,942,328
                                                                                 -----------

    TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $27,232,197)                                                        27,238,330
                                                                                 -----------
---------------------------------------------------------------------------------------------
CASH EQUIVALENT  (D) -- 1.2%
---------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund,
    Fiduciary Shares, 5.010%
        (Cost $786,076)                                              786,076         786,076
                                                                                 -----------

    TOTAL INVESTMENTS + -- 98.7%
        (Cost $67,139,454)                                                       $66,879,264
                                                                                 ===========



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       SHORT-TERM INCOME FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


                                                                 CONTRACTS         VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (0.1)%
---------------------------------------------------------------------------------------------
    AMEX Natural Gas Index, October 2006, 375 Put                        (34)    $   (7,310)
    AMEX Oil Index, October 2006, 980 Put                                (39)       (10,725)
    Morgan Stanley Cyclical, October 2006, 770 Put                       (50)       (17,000)
    PHLX Bank Index, October 2006, 105 Put                              (368)        (5,520)
    PHLX Semiconductor Index, October 2006, 425 Put                      (32)        (7,360)
    PHLX Utility Index, October 2006, 430 Put                            (90)        (4,500)
    S&P 100 Index, October 2006, 585 Put                                 (66)        (2,640)
    S&P 500 Index, October 2006, 1270 Put                                (30)        (4,200)

    TOTAL WRITTEN INDEX OPTION CONTRACTS
        (Premiums Received $89,034)                                                  (59,255)
                                                                                 ------------

The following forward foreign currency contracts were outstanding on September 30, 2006:
                                                                                            Unrealized
                           Currency to              Currency to           Contract        Appreciation/
Maturity Dates               Receive                  Deliver               Value         (Depreciation)
-----------------        ----------------        -------------------    --------------    ---------------
12/20/2006         AUD         8,800,000   USD            6,605,884        $6,553,110           $(52,774)
12/20/2006         CAD         3,000,000   USD            2,688,929         2,696,356              7,427
12/20/2006         NOK        44,000,000   USD            6,717,605         6,784,076             66,471
12/20/2006         NZD         2,000,000   USD            1,283,986         1,298,917             14,931
12/20/2006         SEK        22,000,000   USD            3,040,132         3,020,657            (19,475)
12/20/2006         USD         4,847,059   CHF            6,000,000         4,825,343             21,716
12/20/2006         USD         6,768,430   EUR            5,300,000         6,742,791             25,638
12/20/2006         USD         5,433,252   GBP            2,900,000         5,420,976             12,276
12/20/2006         USD         6,086,905   JPY          706,000,000         6,049,237             37,667
                                                                                          ---------------
                                                                                                $113,877
                                                                                          ===============
AUD - Australian Dollar                   JPY - Japanese Yen
CAD - Canadian Dollar                     NOK - Norwegian Krone
CHF - Swiss Franc                         NZD - New Zealand Dollar
EUR - Euro Dollar                         SEK - Swedish Krone
GBP - British Pound                       USD - U.S. Dollar

The following future contracts were outstanding on September 30, 2006:
                                        Number                              Unrealized
       Contract                           of             Settlement        Appreciation
       Description                     Contracts           Month          (Depreciation)
       -----------                     ---------           ------         --------------
       U.S. 2 Year Note                   38           December 2006             $14,250
                                                                          ===============


         PERCENTAGES ARE BASED ON NET ASSETS OF $67,743,249
     (A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
     (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
     (C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.
     (D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

       + AT SEPTEMBER 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS,
         EXCLUDING WRITTEN INDEX OPTION CONTRACTS AND FORWARD FOREIGN CURRENCY CONTRACTS WAS $67,156,461, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $86,755 AND $(363,952) RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 ANA-QH-003-0400

THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK (C) -- 93.5%
---------------------------------------------------------------------------------------------
AUSTRALIA -- 6.6%
    BHP Billiton                                                       6,101  $      116,690
    CSR                                                               33,868          75,317
    Downer EDI                                                        12,421          55,615
    Investa Property Group                                            47,446          87,101
    Publishing & Broadcasting                                          2,441          33,955
    Rio Tinto                                                          3,959         207,104
    Santos                                                            16,856         140,757
                                                                              ---------------
                                                                                     716,539
                                                                              ---------------
AUSTRIA -- 0.9%
    Meinl European Land*                                               4,335          94,342
                                                                              ---------------
BELGIUM -- 2.0%
    Delhaize Group                                                     2,579         216,436
                                                                              ---------------
CHINA -- 1.1%
    Foxconn International Holdings*                                   37,000         113,959
                                                                              ---------------
DENMARK -- 0.7%
    TDC                                                                2,128          78,441
                                                                              ---------------
FINLAND -- 0.1%
    Fortum                                                               566          15,064
                                                                              ---------------
FRANCE -- 2.1%
    Air France-KLM                                                     4,782         144,050
    Bouygues                                                           1,596          85,277
                                                                              ---------------
                                                                                     229,327
                                                                              ---------------
GERMANY -- 1.2%
    Deutsche Lufthansa                                                 4,760         100,757
    Fresenius Medical Care                                               137          16,591
    Merck KGaA*                                                           58           6,144
                                                                              ---------------
                                                                                     123,492
                                                                              ---------------
GREECE -- 0.8%
    Intracom Holdings*                                                 9,031          57,658
    Technical Olympic                                                  9,679          32,614
                                                                              ---------------
                                                                                      90,272
                                                                              ---------------
HONG KONG -- 1.0%
    New World Development                                             64,000         110,222
                                                                              ---------------
IRELAND -- 1.3%
    CRH                                                                  418          14,132
    Irish Life & Permanent - (Dublin)                                  3,078          77,046
    Irish Life & Permanent - (Euro)                                    1,968          49,361
                                                                              ---------------
                                                                                     140,539
                                                                              ---------------
ITALY -- 3.5%
    Benetton Group                                                     4,585          78,815
    Fiat*                                                              9,947         158,387
    Italcementi                                                        5,568         140,854
                                                                              ---------------
                                                                                     378,056
                                                                              ---------------



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
JAPAN -- 7.0%
    Casio Computer*                                                    3,000  $       60,475
    Daicel Chemical Industries                                         2,000          13,874
    Fuji Electric Holdings                                             3,000          15,475
    Hitachi                                                            4,000          23,343
    Itochu                                                             1,000           7,750
    Kinden                                                             1,000           8,258
    Kirin Brewery                                                      9,000         120,213
    Kubota                                                            17,000         139,669
    Matsushita Electric Industrial                                     6,000         127,049
    Nippon Telegraph & Telephone                                           8          39,300
    Pioneer                                                            3,400          59,899
    Rinnai                                                             1,400          40,080
    Sumitomo Bakelite                                                  2,000          15,110
    Uniden                                                             2,000          21,090
    Yamaha Motor                                                       2,200          58,324
                                                                              ---------------
                                                                                     749,909
                                                                              ---------------
NETHERLANDS -- 3.5%
    Koninklijke DSM                                                    9,599         122,325
    OCE                                                                9,159         146,884
    Wolters Kluwer                                                     4,029         104,984
                                                                              ---------------
                                                                                     374,193
                                                                              ---------------
NEW ZEALAND -- 0.6%
    Fletcher Building                                                  8,555          47,924
    Kiwi Income Property Trust                                        16,853          15,185
                                                                              ---------------
                                                                                      63,109
                                                                              ---------------
NORWAY -- 0.5%
    Norsk Hydro ASA                                                    2,234          49,950
                                                                              ---------------
PORTUGAL -- 0.2%
    Sonae Industria SGPS SA/New*                                       2,586          23,389
                                                                              ---------------
SINGAPORE -- 1.8%
    United Overseas Land                                              90,000         198,563
                                                                              ---------------
SPAIN -- 1.7%
    NH Hoteles                                                         4,953         105,030
    Union Fenosa*                                                      1,603          81,793
                                                                              ---------------
                                                                                     186,823
                                                                              ---------------
SWEDEN -- 1.4%
    Ssab Svenskt Stal, Ser B                                           8,400         149,006
                                                                              ---------------
SWITZERLAND -- 3.6%
    Roche Holding                                                        751         142,540
    Schindler Holding                                                  1,418          73,730
    Swatch Group                                                         897         172,826
                                                                              ---------------
                                                                                     389,096
                                                                              ---------------
UNITED KINGDOM -- 15.0%
    Alliance Boots                                                    12,603         182,447
    Amvescap                                                           1,630          17,659
    Aviva                                                              4,171          61,005
    AWG                                                                7,408         213,792
    BG Group                                                           7,957          96,462


THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
    British Airways*                                                   5,907  $       47,115
    British American Tobacco                                             862          23,251
    British Land                                                         590          15,032
    Cookson Group                                                      4,054          42,975
    Corus Group                                                        2,184          15,829
    De La Rue                                                          1,400          14,958
    GKN                                                                5,717          30,675
    Hanson                                                             5,227          75,522
    International Power                                               26,942         157,520
    Punch Taverns                                                      7,831         141,817
    Royal & Sun Alliance Insurance Group                              57,873         161,074
    Scottish & Newcastle                                              14,438         153,725
    United Business Media                                              3,862          47,793
    WPP Group                                                          9,876         122,124
                                                                              ---------------
                                                                                   1,620,775
                                                                              ---------------
UNITED STATES -- 36.9%
    AmerisourceBergen                                                  1,729          78,151
    AON                                                                1,687          57,139
    Archer-Daniels-Midland                                             1,805          68,373
    Autonation*                                                        9,484         198,216
    AvalonBay Communities +                                              900         108,360
    Avis Budget Group                                                  9,600         175,584
    Avnet*                                                             1,800          35,316
    Bear Stearns                                                       1,158         162,236
    CenturyTel                                                         2,493          98,897
    CIT Group                                                          4,007         194,860
    Comcast, Cl A*                                                     1,000          36,850
    Computer Sciences*                                                 3,153         154,875
    Convergys*                                                         5,986         123,611
    CSX                                                                6,482         212,804
    Devon Energy                                                       1,232          77,801
    Electronic Data Systems                                            8,819         216,242
    Freeport-McMoRan Copper & Gold, Cl B                               1,295          68,972
    Freescale Semiconductor, Cl B*                                       581          22,084
    Genworth Financial, Cl A                                             440          15,404
    Goldman Sachs Group                                                1,479         250,202
    Johnson Controls                                                   1,600         114,784
    Laboratory Corp of America Holdings*                                 892          58,488
    Lehman Brothers Holding                                            2,978         219,955
    Lincoln National                                                   4,852         301,212
    Loews                                                                696          26,378
    Manpower                                                           4,500         275,715
    Merrill Lynch                                                      1,432         112,011
    Morgan Stanley                                                       700          51,037
    Norfolk Southern                                                   1,484          65,370
    Northrop Grumman                                                     836          56,907
    Omnicom Group                                                        368          34,445
    Pioneer Natural Resources                                            666          26,054
    Qwest Communications International*                               18,251         159,149
    Raytheon                                                             446          21,413
    Tribune                                                              432          14,135
    Union Pacific                                                        299          26,312


THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


                                                                SHARES/FACE
                                                                   AMOUNT          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
    Wyndham Worldwide*                                                 2,400  $       67,128
                                                                              ---------------
                                                                                   3,986,470
                                                                              ---------------

    TOTAL COMMON STOCK
        (Cost $9,245,619)                                                         10,097,972
                                                                              ---------------
U.S. TREASURY OBLIGATIONS -- 6.2%
    U.S. Treasury Bill (A)(B) 70,938 5.062%, 01/11/07
          (Cost $670,473)                                          $ 680,000         670,938
                                                                              ---------------
CASH EQUIVALENTS (D) -- 58.0%
    HighMark Diversified Money Market Fund,
      Fiduciary Shares, 5.010%                                       431,026         431,026
    Union Bank of California Money Market Fund,
      Fiduciary Shares, 4.528%                                     5,839,499       5,839,499
                                                                              ---------------

    TOTAL CASH EQUIVALENTS
        (Cost $6,270,525)                                                          6,270,525
                                                                              ---------------

    TOTAL INVESTMENTS -- 157.7%
        (Cost $16,186,617)++                                                      17,039,435
                                                                              ===============
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (93.3)%
---------------------------------------------------------------------------------------------
AUSTRALIA -- (11.4)%
    Alumina                                                          (30,586)       (141,286)
    Insurance Australia Group                                        (39,171)       (154,342)
    Newcrest Mining                                                     (936)        (15,716)
    Perpetual                                                         (3,002)       (163,762)
    Telstra                                                          (20,195)        (55,912)
    Transurban Group                                                 (28,559)       (155,579)
    Westfield Group                                                  (17,859)       (250,820)
    XL Capital, Cl A                                                  (4,200)       (288,540)
                                                                              ---------------
                                                                                  (1,225,957)
                                                                              ---------------
AUSTRIA -- (0.1)%
    Oest Elektrizitatswirts, Cl A                                       (311)        (15,030)
                                                                              ---------------
DENMARK -- (2.1)%
    GN Store Nord*                                                      (986)        (15,074)
    Novozymes, Cl B                                                     (143)        (10,895)
    Topdanmark*                                                       (1,475)       (203,452)
                                                                              ---------------
                                                                                    (229,421)
                                                                              ---------------
FINLAND -- (0.5)%
    Elisa                                                               (687)        (15,143)
    Neste Oil Oyj                                                     (1,415)        (41,083)
                                                                              ---------------
                                                                                     (56,226)
                                                                              ---------------
FRANCE -- (5.2)%
    Alcatel*                                                          (1,250)        (15,249)
    Business Objects*                                                 (1,634)        (55,245)
    France Telecom                                                    (6,829)       (156,577)
    L'Oreal                                                           (1,018)       (103,293)
    Sanofi-Aventis                                                    (1,111)        (98,797)



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
---------------------------------------------------------------------------------------------
FRANCE -- CONTINUED
    Technip                                                             (264) $      (14,989)
    Thomson*                                                          (7,602)       (119,314)
                                                                              ---------------
                                                                                    (563,464)
                                                                              ---------------
GERMANY -- (4.8)%
    Bobdneon Technologies*                                            (9,508)       (112,614)
    Deutsche Post                                                     (2,153)        (56,456)
    Deutsche Telekom                                                 (12,776)       (202,948)
    Ivg Immobilien                                                      (351)        (12,690)
    SAP                                                                 (667)       (132,146)
                                                                              ---------------
                                                                                    (516,854)
                                                                              ---------------
IRELAND -- (0.1)%
    Depfa Holding                                                       (650)        (11,989)
                                                                              ---------------
JAPAN -- (8.0)%
    Aiful                                                               (950)        (36,772)
    All Nippon Airways                                                (4,000)        (16,194)
    Central Glass                                                     (9,000)        (49,854)
    Credit Saison                                                     (1,100)        (46,398)
    Furukawa Electric                                                 (8,000)        (52,852)
    Kintetsu                                                         (32,000)       (100,284)
    Millea Holdings                                                       (1)        (17,448)
    Mitsui Osk Lines                                                  (4,000)        (29,577)
    NET One Systems                                                      (18)        (25,003)
    NGK Insulators                                                    (2,000)        (28,120)
    Nintendo                                                            (200)        (41,232)
    Nissan Motors                                                     (1,800)        (20,170)
    Shimano                                                             (500)        (13,975)
    Shionogi                                                          (1,000)        (18,380)
    Sumitomo Metal                                                    (4,000)        (15,347)
    T&D Holdings                                                        (200)        (14,484)
    Takefuji                                                            (720)        (33,053)
    Tobu Railway                                                     (25,000)       (126,202)
    TonenGeneral Sekiyu KK                                           (12,899)       (116,573)
    Yahoo Japan                                                         (156)        (58,732)
                                                                              ---------------
                                                                                    (860,650)
                                                                              ---------------
NETHERLANDS -- (1.3)%
    ASML Holding*                                                     (3,851)        (89,955)
    Wereldhave+                                                         (505)        (55,079)
                                                                              ---------------
                                                                                    (145,034)
                                                                              ---------------
NEW ZEALAND -- (1.7)%
    Auckland International Airport                                   (78,529)       (104,081)
    Telecom Corp of New Zealand                                      (28,341)        (80,492)
                                                                              ---------------
                                                                                    (184,573)
                                                                              ---------------
SINGAPORE -- (0.3)%
    Keppel                                                            (3,000)        (27,988)
                                                                              ---------------
SWEDEN -- (1.9)%
    Assa Abloy, Cl B                                                  (2,152)        (40,009)
    Hennes & Mauritz, Cl B                                            (2,489)       (104,097)
    Hoganas, Cl B*                                                      (786)        (20,807)



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
---------------------------------------------------------------------------------------------
SWEDEN -- CONTINUED
    Tele2 AB, Cl B                                                    (3,806) $      (38,431)
                                                                              ---------------
                                                                                    (203,344)
                                                                              ---------------
SWITZERLAND -- (4.8)%
    Ciba Specialty Chemicals                                          (3,496)       (210,493)
    Swisscom                                                             (72)        (23,900)
    UBS                                                               (2,168)       (129,324)
    Zurich Financial Services                                           (610)       (149,466)
                                                                              ---------------
                                                                                    (513,183)
                                                                              ---------------
UNITED KINGDOM -- (20.2)%
    Aegis Group                                                       (7,494)        (18,723)
    Berkeley Group Holdings*                                          (5,620)       (141,195)
    BP                                                                (6,736)        (73,230)
    Burberry Group                                                   (31,094)       (299,701)
    Cattles                                                          (22,481)       (159,469)
    Centrica                                                          (7,731)        (46,969)
    Electrocomponents                                                (29,505)       (153,353)
    FKI                                                              (62,270)       (104,976)
    HMV Group                                                        (36,580)       (110,693)
    Imperial Tobacco Group                                              (731)        (24,305)
    Invensys*                                                        (23,602)        (91,591)
    London Stock Exchange Group                                       (1,369)        (31,607)
    Misys                                                            (26,985)       (114,044)
    Provident Financial                                               (1,637)        (19,127)
    Rank Group                                                       (18,972)        (83,192)
    Reed Elsevier                                                    (15,498)       (171,525)
    Scottish Power                                                   (24,869)       (302,646)
    Vodafone Group                                                  (104,093)       (237,702)
                                                                              ---------------
                                                                                  (2,184,048)
                                                                              ---------------
UNITED STATES -- (30.9)%
    3M                                                                  (507)        (37,731)
    Aetna                                                               (396)        (15,662)
    Alcoa                                                               (749)        (21,002)
    Amazon.com*                                                         (481)        (15,450)
    American Express                                                    (399)        (22,376)
    American Standard                                                 (1,343)        (56,366)
    Apollo Group, Cl A*                                               (1,335)        (65,735)
    Apple Computer*                                                     (356)        (27,423)
    Avon Products                                                     (3,520)       (107,923)
    Bank of New York                                                  (1,122)        (39,562)
    Bristol-Myers Squibb                                              (1,681)        (41,891)
    Broadcom, Cl A*                                                     (534)        (16,202)
    Cablevision Systems, Cl A *                                         (923)        (20,961)
    Campbell Soup                                                       (465)        (16,973)
    Carnival                                                          (6,494)       (305,413)
    CBS, Cl B                                                         (3,712)       (104,567)
    Coca-Cola                                                         (2,823)       (126,132)
    ConAgra Foods                                                     (1,224)        (29,964)



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------


                                                                   SHARES          VALUE
                                                              --------------  ---------------
---------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- CONTINUED
---------------------------------------------------------------------------------------------
UNITED STATES -- CONTINUED
    Dominion Resources of Virginia                                    (1,117) $      (85,439)
    EI du Pont de Nemours                                               (232)         (9,939)
    Electronic Arts*                                                    (510)        (28,397)
    Eli Lilly                                                           (675)        (38,475)
    Exxon Mobil                                                       (1,510)       (101,321)
    Fifth Third Bancorp                                                 (350)        (13,328)
    Ford Motor                                                       (16,115)       (130,370)
    H & R Block                                                       (3,074)        (66,829)
    Harley-Davidson                                                     (221)        (13,868)
    HJ Heinz                                                            (462)        (19,372)
    Illinois Tool Works                                                 (974)        (43,733)
    Interpublic Group                                                 (7,489)        (74,141)
    Kimberly-Clark                                                      (938)        (61,308)
    Marsh & Mclennan                                                  (5,029)       (141,566)
    Mellon Financial                                                  (3,280)       (128,248)
    Microsoft                                                         (1,500)        (40,995)
    Murphy Oil                                                          (273)        (12,981)
    Network Appliance*                                                  (378)        (13,990)
    Newell Rubbermaid                                                   (569)        (16,114)
    Owens-Illinois*                                                   (3,766)        (58,072)
    Patterson*                                                        (2,479)        (83,319)
    Plum Creek Timber                                                 (4,290)       (146,032)
    Progress Energy                                                     (310)        (14,068)
    Qualcomm                                                          (1,410)        (51,254)
    RR Donnelley & Sons Company                                       (2,400)        (79,104)
    Sirius Satellite Radio*                                          (11,144)        (43,573)
    SLM                                                                 (609)        (31,656)
    Southern                                                            (532)        (18,333)
    Southwest Airlines                                                (4,356)        (72,571)
    Southwestern Energy*                                              (1,500)        (44,805)
    Starbucks*                                                          (892)        (30,373)
    TXU                                                               (1,298)        (81,151)
    Unisys*                                                          (29,079)       (164,587)
    Unitedhealth Group                                                (3,200)       (157,440)
    Whole Foods Market                                                  (969)        (57,588)
    Xm Satellite Radio*                                               (7,121)        (91,790)
    Yahoo*                                                              (100)         (2,528)
                                                                              ---------------
                                                                                  (3,339,991)
                                                                              ---------------

    TOTAL SECURITIES SOLD SHORT
        (Proceeds $9,756,657)                                                 $  (10,077,752)
                                                                              ---------------



THE ADVISORS' INNER CIRCLE FUND                                                ANALYTIC FUNDS
                                                                       GLOBAL LONG-SHORT FUND
                                                               SEPTEMBER 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------



The following future contracts were outstanding on September 30, 2006:

                                        Number                              Unrealized
       Contract                           of             Settlement        Appreciation
       Description                     Contracts           Month          (Depreciation)
       -----------                     ---------    -      ------         --------------
       Amsterdam Index                    10        October 2006                 $51,407
       Australian Dollar                  28        December 2006               (19,390)
       British Pound                     (10)       December 2006                  3,500
       CAC40 10 Year Euro Index           17        October 2006                  38,186
       Canadian Dollar                    20        December 2006                  3,700
       DAX Index                           1        December 2006                  6,192
       DJ Euro Stoxx 50 Index              9        December 2006                 18,528
       Euro Dollar                        (9)       December 2006                  2,475
       FTSE 100 Index                     15        December 2006                 29,966
       Hang Seng Index                    (2)       October 2006                   1,164
       Japanese Yen                      (14)       December 2006                 10,238
       OMX Index                         (42)       October 2006                 (3,513)
       S&P 500 E Mini                      4        December 2006                  6,320
       S&P 500 Index                       2        December 2006                 15,750
       S&P/MIB Index                      (2)       December 2006                (9,404)
       S&P/TSE 60 Index                   (7)       December 2006                (6,244)
       SPI 200 Index                      (5)       December 2006                (8,960)
       Swiss Franc                        11        December 2006                (1,719)
       Topix Index                         9        December 2006               (21,423)
                                                                          ---------------
                                                                                $116,773
                                                                          ===============


         PERCENTAGES ARE BASED ON NET ASSETS OF $10,805,292
       * NON-INCOME PRODUCING SECURITY
       + REAL ESTATE INVESTMENT TRUST
      CL -- CLASS
     SER -- SERIES

     (A) THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.
     (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE CONTRACTS.
     (C) ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SHORT SALES.
     (D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2006.

      ++ AT SEPTEMBER 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS,
         EXCLUDING SECURITIES SOLD SHORT AND FUTURE CONTRACTS, WAS $16,186,617 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,069,698 AND $(216,880), RESPECTIVELY.

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 ANA-QH-002-0400

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process. This weakness has since been corrected.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------
                                        James F. Volk
                                        President

Date: November 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------
                                        James F. Volk
                                        President

Date: November 22, 2006

By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------
                                        Michael Lawson
                                        Controller & CFO

Date: November 22, 2006

* Print the name and title of each signing officer under his or her signature.